Balance Sheets (Parenthetical) (USD $)	Sep. 30, 2013	Dec. 31, 2012
Common Stock, Par Value Per Share	$ 0.001	$ 0.001
Common Stock, Shares Authorized	100,000,000	100,000,000
Common Stock, Shares Issued	35,159,391	27,610,326
Class A Convertible Preferred
Preferred Stock, Par Value Per Share	$ 0.001	$ 0.001
Preferred Stock, Shares Authorized	10,000,000	10,000,000
Preferred Stock, Shares Issued	198,000	198,000
Class B Preferred stock
Preferred Stock, Par Value Per Share	$ 0.001	$ 0.001
Preferred Stock, Shares Authorized	10,000,000	10,000,000
Preferred Stock, Shares Issued	0	0